Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 8,795	$ 56,222	$ 374,091
Draws against commissions	224,663	208,344	175,103
Loan receivable			12,500
Prepaid stock compensation	185,000	185,000
Due from related parties			482,550
Total Current Assets	418,458	449,566	1,044,244
Operating lease right of use asset	304,455	318,114
Property and equipment, net	9,496	15,971	41,872
Total other assets	313,951	334,085	41,872
Total Assets	732,409	783,651	1,086,116
Current Liabilities:
Accounts payable and accruals	58,743	74,318	44,786
Operating lease liability – current portion	52,026	55,036
Total Current Liabilities	236,407	229,992	92,376
Long Term Liabilities:
Operating lease liability – net of current portion	305,648	297,529
Loan payable, net of current portion	139,362	139,362	140,117
Long Term Liabilities	445,010	436,891	140,117
Total Liabilities	681,417	666,883	232,493
Stockholders’ Equity (Deficit):
Preferred stock, value
Common stock, $0.00001 par value, 480,000,000 shares authorized; 100,055,935 shares issued and outstanding	1,000	1,000	101	[1]
Additional paid in capital	2,804,236	2,804,236	426,500
Accumulated deficit	(2,754,244)	(2,688,468)	427,022
Total stockholders’ equity	50,992	116,768	853,623
Total Liabilities and Stockholders’ Equity	732,409	783,651	1,086,116
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, value
Related Party [Member]
Current Assets:
Due from related parties			482,550
Current Liabilities:
Loan payable	115,000	90,000	40,000
Nonrelated Party [Member]
Current Liabilities:
Loan payable	$ 10,638	$ 10,638	$ 7,590

[1]	Specifically related to reverse acquisition accounting.